PEAR TREE AXIOM EMERGING MARKETS WORLD EQUITY FUND

SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

Common Stock - 96.5%

	Shares	Value
ARGENTINA - 0.7%
Globant S.A.	3,889	$852,391

AUSTRALIA - 0.1%
Fortescue Metals Group Limited	9,457	165,710

BRAZIL - 2.9%
Banco Bradesco S.A. (b)	90,040	461,905
Hapvida Participacoes e Investimentos S.A.	123,200	378,348
Localiza Rent a Car S.A.	72,500	924,690
Locaweb Servicos de Internet S.A. (a)	33,600	181,194
Notre Dame Intermedica Participacoes S.A.	11,700	198,027
PagSeguro Digital Ltd.	6,580	367,954
Usinas Siderurgicas de Minas Gerais S.A.	67,100	255,408
Weg S.A.	123,000	825,817
		3,593,343
CHINA - 23.2%
Alibaba Group Holding Ltd. (a)(b)	15,503	3,515,770
Baidu, Inc. (a)(b)	7,290	1,486,431
Centre Testing International Group Co., Ltd.	218,200	1,076,564
China Huishan Dairy Holdings Co., Ltd. * (a)	208,000	-
China International Capital Corporation Limited - H	234,800	631,906
China Longyuan Power Group H	371,000	639,202
China Merchants Bank Co., Ltd. - H Shares	166,500	1,420,392
Contemporary Amperex Technology Company, Ltd.	32,600	2,698,209
Country Garden Services Holdings Company, Ltd.	64,000	691,433
Ganfeng Lithium Co., Ltd.	44,000	657,232
Hanergy Mobile Energy Holding Group * (a)	36,000	-
Li Ning Company Limited	303,000	3,698,786
LONGi Green Energy Technology	57,960	796,900
Shenzhen Inovance Technology Co., Ltd.	88,800	1,020,551
Shenzhen Mindray Bio-Medical Electronics Co., Ltd.	14,200	1,054,973
Tencent Holdings Limited	38,700	2,910,262
Trip.com Group Limited (b)	41,860	1,484,356
Wuliangye Yibin Co., Ltd.	45,550	2,099,960
WuXi Biologics (Cayman) Inc. (a)	78,500	1,438,410
Yum China Holdings, Inc.	11,480	760,550
Zai Lab Limited (b)	4,180	739,818
		28,821,705

FRANCE - 2.0%
LVMH Moet Hennessy Louis Vuitton SE	2,115	1,658,740
Sartorius Stedim Biotech	989	467,875
Teleperformance SE	745	302,435
		2,429,050
HONG KONG - 3.2%
AIA Group Ltd.	141,200	1,754,568
Galaxy Entertainment Group	115,000	920,338
Hong Kong Exchanges & Clearing Ltd.	6,500	387,360
Techtronic Industries Company Limited	49,500	864,317
		3,926,583
HUNGARY - 0.9%
OTP Bank Nyrt.	20,664	1,113,820

INDIA - 9.3%
Asian Paints Ltd.	27,278	1,098,276
Bajaj Finserv Limited	12,382	1,002,129
Escorts Limited	56,848	933,139
HDFC Bank Ltd.	103,325	2,082,208
Infosys Limited - SP (b)	131,300	2,782,247
Motherson Sumi Systems Ltd.	262,608	855,340
Reliance Industries Ltd.	51,598	1,465,160
Tata Motors Limited (b)	31,300	713,014
UltraTech Cement Ltd.	6,423	585,527
		11,517,040
INDONESIA - 0.7%
PT Bank Rakyat Indonesia Tbk (a)	2,094,800	569,208
Vale Indonesia Tbk	848,500	269,764
		838,972
JAPAN - 0.4%
Tokyo Electron Limited	1,240	537,158

MEXICO - 3.1%
Cemex S.A.B. CPO (a)	1,740,300	1,470,171
Grupo Aeroportuario del Sureste, S. A. B. de C.V.	20,375	376,473
Grupo Financiero Banorte SAB de CV	147,200	951,934
Grupo Mexico S.A.B. de C.V. Class B	93,600	440,769
Wal-Mart de Mexico, S.A.B. de C.V.	182,700	597,086
		3,836,433
NETHERLANDS - 1.3%
ASML Holding N.V.	1,645	1,130,352
Prosus N.V.	4,319	422,424
		1,552,776
PANAMA - 0.6%
Copa Holdings, S.A.	10,010	754,053

POLAND - 0.6%
Dino Polska S.A.	4,704	345,850
KGHM Polska Miedz S.A.	9,014	444,307
		790,157
RUSSIA - 3.4%
LUKoil P.J.S.C. (b)	23,664	2,191,760
Sberbank of Russia (a)(b)	120,043	1,993,314
		4,185,074
SINGAPORE - 1.1%
DBS Group Holdings Ltd.	51,400	1,139,886
Sea Ltd. (Singapore) (b)	942	258,673
		1,398,559
SOUTH AFRICA - 2.8%
Capitec Bank	4,565	539,176
Clicks Group Limited	9,541	164,168
FirstRand Limited	84,729	317,998
Naspers Limited N Shares	11,786	2,474,764
		3,496,106
SOUTH KOREA - 18.7%
Hana Financial Group, Inc.	33,013	1,349,952
Hyundai Motor Company Ltd.	10,113	2,150,747
Kakao Corp.	11,396	1,649,468
Kia Motors Corporation	22,616	1,799,399
LG Chem Ltd.	2,443	1,843,937
Naver Corp.	4,745	1,759,124
Nice Information Service Co., Ltd.	15,433	343,976
POSCO	5,191	1,604,110
Samsung Bioepis Co., Ltd.	604	451,062
Samsung Electronics Company Limited	88,961	6,374,952
Shinhan Financial Group Co., Limited	43,809	1,579,404
SK Hynix, Inc.	20,932	2,369,871
		23,276,002
SWEDEN - 0.8%
Atlas Copco AB	6,935	424,913
Epiroc AB	25,729	586,651
		1,011,564
TAIWAN - 17.7%
Airtac International Group	27,000	1,041,723
Delta Electronics, Inc.	112,000	1,217,981
Giant Manufacturing Company, Ltd.	10,000	114,311
Globalwafers Co., Ltd.	9,000	296,851
Hon Hai Precision Industry Co. ltd.	181,000	727,573
Makalot Industrial Co., Ltd.	167,000	1,642,279
MediaTek, Inc.	57,100	1,971,474
Nien Made Enterprise Company Ltd.	37,000	549,107
Realtek Semiconductor Corporation	69,000	1,250,606
Silergy Corp.	7,500	1,020,188

Taiwan Semiconductor Manufacturing Co., Ltd.	189,000	4,036,070
Taiwan Semiconductor Manufacturing Co., Ltd. (b)	62,300	7,485,968
United Microelectronics Corporation	110,000	209,637
United Microelectronics Corporation (b)	40,600	383,670
		21,947,438
THAILAND - 1.4%
Airports of Thailand Public Company Limited (d)	160,200	309,903
Kasikornbank PCL (e)	25,900	95,357
PTT Exploration & Production PCL (d)	366,700	1,338,656
		1,743,916
UNITED STATES - 1.6%
Citigroup Inc.	1,510	106,833
Estee Lauder Companies, Inc. (The)	2,678	851,818
Mercado Libre, Inc.	35	54,523
NVIDIA Corporation (a)	845	676,084
Samsonite International SA	134,100	274,213
		1,963,471
TOTAL COMMON STOCK (Cost $ 92,889,664)		119,751,321

Preferred Stock - 0.5%
SOUTH KOREA - 0.5%
Samsung Electronics Co., Ltd. (Cost $ 344,067)	9,116	596,590

P-Notes - 1.3%
SAUDI ARABIA - 1.3%
AL Rajhi Bank (Cost $ 1,471,516)	55,672	1,644,790

Warrant - 0.2%
VIETNAM - 0.2%
JSC Bank for Foreign Trade of Vietnam	45,320	229,319
JSC Bank for Foreign Trade of Vietnam (Cost $ 249,995)	13,000	65,780
		295,099

Exchange Traded Funds - 1.1%
United States - 1.1%
iShares Core MSCI Emerging Markets ETF (Cost $ 1,314,707)	20,100	1,346,499

TOTAL INVESTMENTS - 99.6% (Cost $ 96,269,949)		123,634,299
OTHER ASSETS & LIABILITIES (Net) - 0.4%		554,429
NET ASSETS - 100%		$124,188,728

*	Fair Valued by Valuation Committee as delegated by Pear Tree Funds Board of Trustees that represent 0.0% of net assets as of June 30, 2021.
(a)	Non-income producing security.
(b)	ADR - American Depositary Receipts
(c)	GDR - Global Depositary Receipts
(d)	NVDR - Non Voting Depositary Receipts
(f)	At June 30, 2021, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $ 96,404,721 was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$29,136,686
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(1,907,108)

Net unrealized appreciation/(depreciation)	$27,229,578

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Information Technology	28.4%
Consumer Discretionary	18.6%
Financials	15.7%
Industrials	10.6%
Materials	7.1%
Communication Services	6.5%
Energy	4.0%
Health Care	3.8%
Consumer Staples	3.3%
Utilities	0.5%
Mutual Funds	1.1%
Cash and Other Assets (Net)	0.4%
100.0%

PEAR TREE POLARIS FOREIGN VALUE SMALL CAP FUND

SCHEDULE OF INVESTMENTS

June 30, 2021 (Unaudited)

Common Stock - 93.6%

	Shares	Value
BELGIUM - 1.6%
D'leteren SA	144,700	$17,504,032

BRAZIL - 2.1%
Equatorial Energia S.A.	4,746,285	23,457,595

CANADA - 4.9%
Aecon Group Inc.	1,125,600	16,361,786
Equitable Group Inc.	149,200	16,028,487
goeasy Ltd.	164,300	21,047,330
		53,437,603
CHINA - 0.7%
Shanghai Mechanical & Electrical Industry Co.Limited - B	2,636,322	3,543,217
Xinhua Winshare Publishing and Media Co., Limited	6,206,500	4,443,547
		7,986,764
COLUMBIA - 0.8%
Tecnoglass, Inc.	393,764	8,426,550

CZECH REPUBLIC - 1.4%
Moneta Money Bank A.S.	4,097,300	15,563,515

DENMARK - 2.1%
DFDS A/S	263,810	14,884,697
Ringkjoebing Landbobank A/S	83,900	8,509,616
		23,394,313
FINLAND - 1.4%
Valmet Oyj	352,812	15,389,499

FRANCE - 1.9%
Bonduelle S.A.	397,900	9,980,533
Elis S.A.	576,500	10,864,071
		20,844,604
GERMANY- 1.3%
Norma Group SE	201,000	10,293,145
Sixt SE	32,225	4,341,509
		14,634,654
GREECE - 1.5%
Jumbo S.A.	964,429	16,230,132

HONG KONG - 2.5%
Samson Holding Limited (a)	74,790,800	3,081,814
VSTECS Holdings Limited	8,587,360	6,933,227
VTech Holdings Limited	1,646,000	17,327,097
		27,342,138
INDIA - 1.7%
LIC Housing Finance Limited	2,901,800	18,348,527

INDONESIA - 1.0%
PT. Pakuwon Jati Tbk	346,384,500	10,510,978

IRELAND - 8.2%
C & C Group plc	6,603,045	22,165,215
Glanbia plc	1,468,700	23,845,473
Greencore Group plc	12,254,300	21,261,778
Origin Enterprises plc	2,334,090	9,120,999
UDG Healthcare plc	929,285	13,722,968
		90,116,433
ITALY - 0.2%
De'Longhi SpA	50,336	2,193,246

JAPAN - 11.4%
Daicel Corporation	1,999,700	16,467,482
Dowa Holdings Co., Limited	422,100	16,638,323
Kanematsu Corporation	1,272,500	16,933,800
Kyudenko Corporation	511,200	16,419,750
Mizuho Leasing Company, Limited	357,300	12,055,937
Prima Meat Packers Limited	787,100	21,310,348
Sanwa Holdings Corporation	1,219,300	14,984,460
Tsubakimoto Chain Co., Limited	345,700	9,873,583
		124,683,683
MEXICO - 1.4%
Gentera SAB de CV	5,514,200	3,259,694
Grupo Aeoportuario del Centro Norte SAB de CV - B	1,787,000	11,696,434
		14,956,128
NETHERLANDS - 0.9%
Intertrust N.V.	561,500	10,108,598

NORWAY - 6.2%
ABG Sundal Collier Holding ASA	10,021,788	11,459,861
Fjord1 ASA	1,068,326	5,561,870
Sbanken ASA	577,302	7,191,788
SpareBank Nord-Norge	735,389	7,289,625
Sparebank 1 Oestlandet	568,688	7,864,300
SpareBank 1 SMN	746,528	10,340,973
SpareBank 1 SR-Bank ASA	796,526	10,524,451
Sparebanken Vest	788,092	8,196,699
		68,429,567

PORTUGAL - 1.5%
Redes Energéticas Nacionais, SGPS, S.A.	6,035,705	16,749,940

SINGAPORE - 1.6%
Venture Corporation, Limited	1,222,100	17,465,065

SOUTH KOREA - 4.1%
Cuckoo Holdings Co., Limited	58,044	6,339,663
ENF Technology Co., Limited	536,086	16,946,820
Fila Holdings Corporation	339,600	17,550,699
Nature Holdings Co., Limited (The)	58,700	3,867,638
		44,704,820
SWEDEN - 3.5%
Cloetta AB, Class B	3,182,500	9,504,110
Duni AB	356,845	4,623,188
Hexpol AB	685,700	8,474,836
Loomis AB, Class B	495,761	15,518,255
		38,120,389
TAIWAN - 14.0%
BizLink Holding, Inc.	1,785,000	16,592,732
Cathay Real Estate Development Co., Limited	7,285,300	5,177,171
Elite Material Co., Limited	2,855,600	22,342,604
Hitron Technologies Inc.	7,322,800	5,440,357
Holtek Semiconductor, Inc.	5,039,500	18,087,035
Huaku Development Co., Limited	5,369,800	16,381,624
Kings Town Bank	10,646,500	15,227,026
Primax Electronics Limited	8,483,000	17,354,186
Sercomm Corporation	6,768,000	16,712,011
Taiwan Union Technology Corporation	4,807,900	20,103,018
		153,417,764
THAILAND - 3.2%
Ratch Group PCL	12,996,700	18,552,232
Thanachart Capital PCL	15,212,700	16,375,605
		34,927,837
UNITED KINGDOM - 12.5%
Cineworld Group plc	3,796,300	4,061,134
Countryside Properties plc (b)	2,366,900	15,452,368
Crest Nicholson Holdings plc	2,611,400	15,129,454
Halfords Group plc	2,955,485	17,604,712
Inchcape plc	1,409,337	14,961,673
Keller Group plc	436,339	4,834,147
Lancashire Holdings Limited	1,872,570	15,844,027
National Express Group plc	4,154,900	15,301,787
OSB Group PLC	2,935,517	18,815,857
Vistry Group plc	939,617	15,270,885
		137,276,044

TOTAL COMMON STOCK (Cost $ 855,037,777)		1,026,220,418

SHORT TERM INVESTMENTS - 7.1%

	Par Value	Value
Money Market - 7.1%
Federated Hermes Treasury Obligations Fund, 0.01% (c) (Cost $ 77,377,619)	77,377,619	$77,377,619

TOTAL INVESTMENTS - 100.6% (Cost $ 932,415,396)		1,103,598,037
OTHER ASSETS & LIABILITIES (NET) - (0.7)%		(7,142,831)
NET ASSETS - 100%		$1,096,455,206

(a)	Non-income producing security
(b)	Rule 144 restricted security
(c)	Interest rate reflects seven-day effective yield on June 30, 2021.
(d)	At June 30, 2021, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $ 943,137,700 was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$207,018,148
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(46,557,811)

Net unrealized appreciation/(depreciation)	$160,460,337

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Financials	20.4%
Industrials	20.2%
Consumer Discretionary	14.1%
Information Technology	12.9%
Consumer Staples	10.7%
Utilities	5.4%
Materials	5.3%
Real Estate	2.9%
Health Care	1.3%
Communication Services	0.4%
Energy	0.0%
Cash and Other Assets (Net)	6.4%
100.0%

PEAR TREE POLARIS FOREIGN VALUE FUND

SCHEDULE OF INVESTMENTS

June 30, 2021 (Unaudited)

Common Stock - 96.2%

	Shares	Value
AUSTRIA - 1.3%
Andritz AG	965,800	$54,268,980

BELGIUM - 2.4%
D'leteren S.A.	231,685	28,026,411
Solvay S.A.	581,118	73,880,277
		101,906,688
CANADA - 6.9%
Lundin Mining Corporation	3,214,500	29,022,135
Magna International Inc.	1,282,193	118,838,158
Methanex Corporation	1,987,993	65,966,755
Toronto-Dominion Bank	1,153,056	80,889,909
		294,716,957
CHILE - 1.4%
Antofagasta plc	2,942,400	58,348,048

CHINA - 1.2%
Weichai Power Company Limited	23,172,000	51,500,627

COLOMBIA - 1.1%
Bancolombia S.A. (a)	1,099,700	31,671,360
Bancolombia S.A.	2,504,600	17,707,938
		49,379,298
FINLAND - 1.0%
Valmet OYJ	968,890	42,262,541

FRANCE - 6.4%
Ipsos	919,480	38,766,027
Michelin (CGDE)	418,300	66,723,612
Publicis Groupe	1,576,075	100,822,445
Vinci SA	619,098	66,072,852
		272,384,936
GERMANY - 9.7%
BASF SE	762,300	60,065,479
Deutsche Telekom AG	3,306,977	69,857,536
Fresenius SE & Company KGaA	993,500	51,837,088
Hannover Rueck SE	346,100	57,915,927
HeidelbergCement AG	595,000	51,046,371
Lanxess AG	924,100	63,367,483
Muenchener Rueckversicherungs-Gesellschaft	219,430	60,101,232
		414,191,116

GREECE - 0.3%
Jumbo S.A.	765,004	12,874,059

INDIA - 1.7%
Infosys Limited - SP (a)	3,423,084	72,535,150

IRELAND - 2.7%
Greencore Group plc	21,867,835	37,941,706
Jazz Pharmaceuticals plc	436,100	77,468,804
		115,410,510
ITALY -0.5%
Trevi Finanziaria Industriale SpA (b)	16,792,356	22,862,458

JAPAN - 12.3%
Asahi Group Holdings Ltd.	1,349,300	63,106,733
Brother Industries, Ltd.	3,272,300	65,363,448
Daicel Corporation	4,652,700	38,314,873
Daito Trust Construction Company, Ltd.	554,900	60,744,527
Honda Motor Company, Ltd.	1,910,200	61,097,486
KDDI Corporation	1,705,700	53,250,297
Marubeni Corporation	7,967,800	69,354,821
Sony Corporation	632,000	61,582,845
Sumitomo Mitsui Trust Holdings, Inc.	1,681,700	53,455,605
		526,270,635
MEXICO - 1.2%
Grupo Aeorportuario del Centre Norte, S.A.B. de C.V.	4,088,300	26,759,110
Grupo Aeroportuario del Paciifico, S.A.B. de C.V.	1,235,149	13,160,737
Grupo Aeroportuario del Sureste, S.A.B. de C.V.	629,923	11,639,204
		51,559,051
NORWAY - 6.5%
DNB ASA	4,090,330	89,172,350
SpareBank 1 SR-Bank ASA	6,612,187	87,366,437
Sparebanken Vest	2,183,075	22,705,482
Yara International ASA	1,468,500	77,339,771
		276,584,040
PUERTO RICO - 2.3%
Popular, Inc.	1,324,850	99,429,993

SINGAPORE - 1.4%
United Overseas Bank Limited	3,030,147	58,204,431

SOUTH KOREA - 12.2%
Hyundai Mobis Company, Limited	271,700	70,449,230
Kia Motors Corporation	1,241,100	98,745,780
KT&G Corporation	637,300	47,762,838
LG Uplus Corporation	4,728,473	64,451,503
Samsung Electronics Company Limited	1,523,429	109,169,045
Shinhan Financial Group Co., Limited	1,227,900	44,268,295
SK Hynix, Inc.	773,800	87,607,779
		522,454,470

SWEDEN - 4.3%
Duni AB	1,566,400	20,293,857
Loomis AB, Class B	1,446,683	45,283,908
SKF AB-B	2,391,800	60,940,252
Svenska Handelsbanken AB, Class A	5,262,104	59,412,638
		185,930,655
SWITZERLAND - 1.4%
Novartis AG	640,850	58,455,725

TAIWAN - 1.1%
Catcher Technology Company, Limited	7,254,000	47,383,688

THAILAND - 0.9%
Siam Commercial Bank PCL	12,677,400	38,763,969

UNITED KINGDOM - 16.0%
Amcor plc	4,192,000	48,040,320
Babcock International Group plc	10,646,152	42,649,317
Bellway plc	1,969,691	88,158,569
Bunzl plc	1,510,179	49,838,619
Cineworld Group plc	36,487,127	39,032,506
Coca-Cola Europacific Partners plc	1,125,818	66,783,524
Inchcape plc	5,518,732	58,587,450
Linde plc	191,944	55,491,010
Mondi plc	3,207,800	84,470,180
Next plc	659,850	71,609,084
Taylor Wimpey plc	36,032,028	79,117,155
		683,777,734

TOTAL COMMON STOCK (Cost $ 3,334,492,648)		4,111,455,759

WARRANTS - 0.0%
Trevi Finanziaria Industriale SpA (b) (Cost $ 7,585,702)	76,022	$333,588

SHORT TERM INVESTMENTS - 3.5%

	Par Value	Value
Money Market - 3.5%
Federated Hermes Treasury Obligations Fund, 0.01% (c) (Cost $ 151,312,685)	151,312,685	$151,312,685

TOTAL INVESTMENTS - 99.7% (Cost $ 3,493,391,035)		4,263,102,032
OTHER ASSETS & LIABILITIES (NET) - 0.3%		14,540,997
NET ASSETS - 100%		$4,277,643,029

(a)	ADR - American Depositary Receipts
(b)	Non income producing security.
(c)	Interest rate reflects seven-day effective yield on June 30, 2021.
(d)	At June 30, 2021, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $ 3,507,808,857 was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$953,060,250
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(197,767,075)

Net unrealized appreciation/(depreciation)	$755,293,175

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Consumer Discretionary	19.6%
Financials	18.7%
Materials	16.5%
Industrials	13.0%
Information Technology	8.9%
Communication Services	8.6%
Consumer Staples	5.1%
Health Care	4.4%
Real Estate	1.4%
Cash and Other Assets (Net)	3.8%
100.0%

PEAR TREE QUALITY FUND

SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

Common Stock - 96.9%

	Shares	Value
AEROSPACE & DEFENSE - 2.1%
Safran SA	30,650	$4,249,997

BANKS - 6.8%
U.S. Bancorp	127,975	7,290,736
Wells Fargo & Company	142,399	6,449,250
		13,739,986
BEVERAGES - 3.7%
Coca-Cola Company (The)	138,093	7,472,212

COMMUNICATIONS EQUIPMENT - 2.2%
Cisco Systems, Inc.	84,550	4,481,150

DIVERSIFIED FINANCIAL SERVICES - 3.8%
American Express Company	28,572	4,720,952
The Charles Schwab Corporation	41,204	3,000,063
		7,721,015
FOOD PRODUCTS - 0.8%
Nestle, S.A. (b)	12,654	1,578,460

HEALTH CARE EQUIPMENT & SUPPLIES - 4.4%
Abbott Laboratories	29,145	3,378,780
Medtronic Plc	45,411	5,636,867
		9,015,647
HEALTH CARE PROVIDERS & SERVICES - 8.4%
Anthem, Inc.	13,767	5,256,241
Quest Diagnostics Incorporated	22,758	3,003,373
UnitedHealth Group, Inc.	21,777	8,720,382
		16,979,996
HOTELS, RESTAURANTS & LEISURE - 2.1%
Compass Group Plc (b)	197,348	4,229,464

HOUSEHOLD PRODUCTS - 1.9%
Unilever Plc (b)	66,698	3,901,833

INDUSTRIAL CONGLOMERATES - 2.3%
3M Company	23,286	4,625,298

INTERACTIVE MEDIA & SERVICES - 9.1%
Alphabet, Inc. Class A (a)	2,484	6,065,406
Alphabet, Inc. Class C (a)	1,589	3,982,543
Facebook, Inc. (a)	14,566	5,064,744
Lyft, Inc.	54,438	3,292,410
		18,405,103
IT Services - 19.5%
Accenture Plc	24,969	7,360,611
Adobe Systems Incorporated (a)	4,873	2,853,824
Microsoft Corporation	45,416	12,303,194
Oracle Corporation	87,878	6,840,424
salesforce.com, inc. (a)	12,175	2,973,987
SAP AG (b)	31,197	4,381,931
Visa, Inc.	12,474	2,916,671
		39,630,642
MACHINERY - 1.1%
Otis Worldwid Corp.	27,143	2,219,483

MULTILINE RETAIL - 2.6%
TJX Companies, Inc. (The)	76,502	5,157,765

PHARMACEUTICALS - 9.9%
Eli Lilly and Company	20,365	4,674,175
Johnson & Johnson	38,189	6,291,256
Merck & Co., Inc.	48,205	3,748,903
Organon & Co.	4,820	145,853
Roche Holding Ltd. (b)	109,203	5,131,449
		19,991,636
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 10.8%
KLA-Tencor Corporation	3,814	1,236,537
Lam Research Corporation (a)	10,294	6,698,306
Taiwan Semiconductor Manufacturing Co., Ltd. (b)	66,875	8,035,700
Texas Instruments, Inc.	31,291	6,017,259
		21,987,802
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 4.4%
Apple, Inc.	64,471	8,829,948

TEXTILES, APPAREL & LUXURY GOODS - 1.0%
LVMH Moët Hennessy-Louis Vuitton S.A. (b)	13,407	2,115,625

TOTAL COMMON STOCK (Cost $ 141,644,531)		196,333,062

Short Term Investments - 2.9%

	Par Value	Value
Federated Hermes Treasury Obligations Fund, 0.01% (c) (Cost $ 5,862,182)	5,862,182	$5,862,182

TOTAL INVESTMENTS - 99.8% (Cost $ 147,506,713)		202,195,244
OTHER ASSETS & LIABILITIES (NET) - 0.2%		626,021
NET ASSETS - 100%		$202,821,265

(a)	Non-Income producing security
(b)	ADR - American Depositary Receipts
(c)	Interest rate reflects seven-day effective yield on June 30, 2021.
(D)	At June 30,2021, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $ 147,966,717 was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$55,140,573
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(912,046)

Net unrealized appreciation/(depreciation)	$54,228,527

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Information Technology	36.9%
Health Care	22.7%
Financials	10.6%
Communication Services	9.1%
Consumer Staples	6.4%
Consumer Discretionary	5.7%
Industrials	5.5%
CASH + other assets (net)	3.1%
100.0%

PEAR TREE POLARIS INTERNATIONAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

Common Stock - 96.0%

	Shares	Value
AUSTRALIA - 2.9%
Collins Foods Limited	27,400	$235,944
Macquarie Group Limited	4,025	472,696
		708,640
BELGIUM - 2.2%
D'Ieteren SA	4,600	556,452

BRAZIL - 2.0%
Equatorial Energia S.A.	100,500	496,702

CANADA - 6.9%
Enghouse Systems Limited	8,200	365,467
Equitable Group Inc.	4,200	451,204
goeasy Ltd.	4,055	519,458
OpenText Corporation	7,400	376,185
		1,712,314
CHINA - 4.8%
Gree Electric Appliances, Inc.	45,500	366,873
Midea Group Co., Ltd.	39,500	436,294
Zhongsheng Group Holdings	47,500	395,125
		1,198,292
DENMARK - 1.5%
Ringkjoebing Landbobank A/S	3,700	375,275

FRANCE - 2.7%
Alten S.A.	1,800	238,662
Groupe SEB	1,950	352,443
LVMH Moet Hennessy Louis Vuitton SE	95	74,506
		665,611
GERMANY - 3.2%
Brenntag AG	2,700	251,108
VIB Vermögen AG	13,009	552,327
		803,435
Greece - 1.7%
Jumbo S.A.	25,071	421,914

INDONESIA - 1.6%
PT Bank Rakyat Indonesia Tbk (a)	1,429,400	388,403

ITALY - 2.6%
Brembo S.p.A.	19,900	252,054
Interpump Group S.p.A.	4,100	242,830
SeSa SpA	900	150,498
		645,382
JAPAN - 7.8%
BeNEXT Group, Inc.	47,700	547,955
JAC Recruitment Co., Ltd.	21,800	349,813
NEXTAGE Co., Ltd.	30,500	517,173
Sanwa Holdings Corporation	41,300	507,552
		1,922,493
KENYA - 2.0%
Safaricom PLC	1,292,600	496,555

MALAYSIA - 3.3%
Public Bank Bhd	340,500	337,096
Scientex Berhad	475,000	478,261
		815,357
MEXICO - 3.0%
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. - B	38,100	249,376
Grupo Aeroportuario del Pacífico, S.A.B. de C. V.	23,300	248,266
Grupo Aeroportuario del Sureste, S. A. B. de C.V.	13,300	245,746
		743,388
PERU - 1.5%
Credicorp Ltd.	3,100	375,441

SOUTH AFRICA - 3.3%
AVI Limited	70,900	352,792
FirstRand Limited	126,200	473,643
		826,435
SOUTH KOREA - 4.9%
Hansol Chemical Co., Ltd.	1,100	239,799
Samsung Electronics Company Limited	6,646	476,253
SK Materials Co., Ltd.	880	275,139
Soulbrain Holdings Co., Ltd. (a)	798	232,920
		1,224,111
SWEDEN - 7.5%
Bravida Holding AB	49,600	718,000
Essity AB	10,500	348,437
Hexpol AB	29,300	362,130
Knowit AB	13,300	436,221
		1,864,788
TAIWAN - 18.9%
BizLink Holding, Inc.	70,400	654,414
Chailease Holding Co., Ltd.	72,760	528,807
POYA International Co., Ltd.	36,300	707,435
Sercomm Corporation	152,000	375,329
SINBON Electronics Co., Ltd.	122,300	1,202,699
Thinking Electronic Industrial Co., Ltd.	85,000	607,088
Yageo Corporation	30,000	597,577
		4,673,349

UNITED KINGDOM - 9.8%
Amcor plc	19,600	224,616
Bunzl plc	7,548	249,098
Countryside Properties plc (b)	55,465	362,105
Greggs plc	6,900	247,348
Howden Joinery Group plc	22,200	250,428
Lancashire Holdings Limited	55,205	467,096
Next Fifteen Communications Group plc	20,600	274,894
OSB Group PLC	53,500	342,920
		2,418,505
UNITED STATES - 1.9%
Euronet Worldwide, Inc. (a)	3,500	473,725

TOTAL COMMON STOCK (Cost $ 23,806,567)		23,806,567

Preferred Stock - 0.9%
GERMANY - 0.9%
Henkel AG & Company (Cost $ 221,015)	2,400	221,015

SHORT TERM INVESTMENTS - 1.4%

	Par Value	Value
Money Market - 1.4%
Federated Hermes Treasury Obligations Fund, 0.01% (b) (Cost $ 338,725)	338,725	$338,725

TOTAL INVESTMENTS - 98.3% (Cost $ 24,366,307)		24,366,307
OTHER ASSETS & LIABILITIES (Net) - 1.7%		420,052
NET ASSETS - 100%		$24,786,359

(a)	Non-income producing security.
(b)	Interest rate reflects seven-day effective yield on June 30, 2021.
(C)	At June 30, 2021, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $ 19,786,774 was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$5,141,181
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(561,648)

Net unrealized appreciation/(depreciation)	$4,579,533

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Information Technology	21.4%
Consumer Discretionary	19.9%
Financials	19.1%
Industrials	18.2%
Materials	7.3%
Consumer Staples	3.7%
Communication Services	3.1%
Real Estate	2.2%
Utilites	2.0%
Cash and Other Assets (Net)	3.1%
100.0%

PEAR TREE POLARIS SMALL CAP FUND

SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

Common Stock - 97.2%

	Shares	Value
AEROSPACE & DEFENSE - 2.6%
Curtiss-Wright Corporation	10,400	$1,235,104
Vectrus, Inc. (a)	28,000	1,332,520
		2,567,624
AUTO COMPONENTS - 1.8%
LCI Industires	5,800	762,236
Standard Motor Products, Inc.	21,900	949,365
		1,711,601
AUTOMOBILES - 1.9%
Winnebago Industries, Inc.	27,467	1,866,657

BANKS - 20.6%
Ameris Bancorp	36,400	1,842,932
BOK Financial Corporation	20,564	1,780,842
Brookline Bancorp, Inc.	130,700	1,953,965
Cambridge Bancorp	23,530	1,952,755
Central Pacific Financial Corporation	43,583	1,135,773
Colony Bankcorp, Inc.	143,279	2,558,963
F.N.B. Corporation	148,480	1,830,758
International Bancshares Corporation	41,700	1,790,598
OFG Bancorp	87,500	1,935,500
RBB Bancorp	25,600	620,032
South Plains Financial, Inc.	116,700	2,699,271
		20,101,389
BUILDING PRODUCTS - 1.1%
American Woodmark Corporation	13,100	1,070,139

CAPITAL MARKETS - 1.9%
Hercules Capital, Inc.	105,998	1,808,326

CHEMICALS - 1.1%
Cabot Corporation	18,273	1,040,282

CONSTRUCTION MATERIALS - 2.0%
Eagle Materials Inc.	13,400	1,904,274

Containers & Packaging - 4.4%
Berry Global Group, Inc.	32,700	2,132,694
Graphic Packaging Holding Co.	116,000	2,104,240
		4,236,934
Diversified Consumer Services - 2.0%
Perdoceo Education Corporation	160,300	1,966,881

ELECTRIC UTILITIES - 2.0%
ALLETE, Inc.	28,000	1,959,440

ELECTRICAL EQUIPMENT - 0.9%
Regal Beloit Corporation	6,889	919,750

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 7.1%
Arrow Electronics, Inc.	14,900	1,696,067
Insight Enterprises, Inc. (a)	15,127	1,512,851
Kimball Electronics, Inc.	62,745	1,364,076
Methode Electronics, Inc.	46,600	2,293,186
		6,866,180
ENERGY EQUIPMENT & SERVICES - 1.5%
Dril-Quip, Inc. (a)	44,300	1,498,669

ENTERTAINMENT - 1.9%
Cinemark Holdings, Inc.	84,758	1,860,438

FOOD PRODUCTS - 3.9%
Ingredion Incorporated	20,300	1,837,150
Sanderson Farms, Inc.	10,250	1,926,693
		3,763,843
HEALTH CARE EQUIPMENT & SUPPLIES - 1.2%
Natus Medical, Inc. (a)	46,220	1,200,796

HEALTH CARE TECHNOLOGY - 1.0%
Computer Programs and Systems, Inc.	29,650	985,270

HOUSEHOLD PRODUCTS - 1.1%
Central Garden and Pet Company, Class A (a)	22,800	1,101,240

INSURANCE - 2.7%
FedNat Holding Company	400,000	1,660,000
United Insurance Holdings Corporation	171,712	978,758
		2,638,758
IT SERVICES - 6.1%
CSG Systems International, Inc.	39,700	1,873,046
EVERTEC Inc	50,800	2,217,420
Maximus Inc.	21,000	1,847,370
		5,937,836
LEISURE PRODUCTS - 1.0%
Johnson Outdoors, Inc.	7,700	931,700

MACHINERY - 4.2%
Exco Technologies Limited	273,400	2,300,596
Oshkosh Corporation	14,100	1,757,424
		4,058,020
OIL, GAS & CONSUMABLE FUELS - 3.9%
CVR Energy, Inc.	64,300	1,154,828
Delek US Holdings, Inc.	6,741	145,749
Diamondback Energy, Inc.	26,570	2,494,657

3,795,234

PHARMACEUTICALS - 1.9%
Harmony Biosciences Holdings, Inc.	30,900	872,307
Supernus Pharmaceuticals, Inc.	32,900	1,012,991
		1,885,298
PROFESSIONAL SERVICES - 7.6%
Barrett Business Services, Inc.	30,100	2,185,561
BG Staffing, Inc.	95,516	1,178,668
Kforce, Inc.	40,094	2,523,115
Science Applications International Corporation	17,700	1,552,821
		7,440,165
ROAD & RAIL - 1.1%
Knight-Swift Transportation Holdings, Inc.	24,494	1,113,497

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.6%
MKS Instruments, Inc.	8,500	1,512,575

SOFTWARE - 1.1%
Enghouse Systems Limited	23,500	1,047,376

SPECIALTY RETAIL - 1.5%
Asbury Automotive Group, Inc. (a)	8,646	1,481,665

TEXTILES & APPAREL & LUXURY GOODS -2.0%
Crocs, Inc. (a)	8,710	1,014,889
Superior Group of Companies, Inc.	39,600	946,836
		1,961,725
TRADING COMPANIES & DISTRIBUTORS - 2.5%
Air Lease Corporation	36,300	1,515,162
Applied Industrial Technologies, Inc.	10,200	928,812
		2,443,974

TOTAL COMMON STOCK (Cost $ 68,165,404)		94,677,556

SHORT TERM INVESTMENTS - 2.6%

	Par Value	Value
Money Market -2.6%
Federated Hermes Treasury Obligations Fund, 0.01% (b) (Cost $ 2,530,072)	2,530,072	$2,530,072

TOTAL INVESTMENTS - 99.8% (Cost $ 70,695,476)		97,207,628
OTHER ASSETS & LIABILITIES (NET) - 0.2%		232,096
NET ASSETS - 100%		$97,439,724

(a)	Non-income producing security
(b)	Interest rate reflects seven-day effective yield on June 30, 2021.
(c)	At June 30,2021, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $ 71,255,054 was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$28,187,854
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(2,235,280)

Net unrealized appreciation/(depreciation)	$25,952,574

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Financials	25.2%
Industrials	20.1%
Information Technology	15.8%
Consumer Discretionary	10.2%
Materials	7.4%
Energy	5.4%
Consumer Staples	5.0%
Health Care	4.2%
Utilities	2.0%
Communication Services	1.9%
Cash and Other Assets (Net)	2.8%
100.0%